PRINCIPAL ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

	2019	2020
	December 31	September 30
	RMB	RMB
Cash and cash equivalents	5,653,853,691	5,774,669,007
Restricted cash	576,546,098	630,173,155
Cash and cash equivalents included in held-for-sale assets	43,558,640	—
Total	6,273,958,429	6,404,842,162

Schedule of property plant and equipment useful life

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3‑5 years
Motor vehicles	4‑5 years

Schedule of accrued warranty cost

	For the nine months ended September 30
	2019	2020
	RMB	RMB
At beginning of period	656,677,245	751,440,344
Additions	210,489,049	281,298,766
Utilization	(69,767,452)	(58,980,800)
Reversal	(91,258,592)	(84,768,980)
At end of period	706,140,250	888,989,330